Advances to Suppliers - Third Parties and A Related Party, Net (Tables)	12 Months Ended
Dec. 31, 2017
Advances to Suppliers - Third Parties and Related Party, Net [Abstract]
Schedule of advance to suppliers - third parties and a related party
	2017	2016
Advances to suppliers - third parties	$386,241	$44,465
Advances to a related party (prepaid compensation) – Mr. Ping Chen		194,311
Less: Impairment	-	-
	$386,241	$238,776